Trade and Other Receivables - Summary of Movements on Provision for Bad and Doubtful Debts (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [abstract]
At beginning of year	£ (96)	£ (116)
Adjustment on initial application of IFRS 9		(12)
Exchange differences	3	2
Income statement movements	(35)	(1)
Utilised	36	31
At end of year	£ (92)	£ (96)